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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ] Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SAB Capital Management, L.P.
Address: 767 Fifth Avenue, 21st Floor
         New York, NY 10153

Form 13F File Number: 28-06339

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian Jackelow
Title:   Chief Financial Officer
Phone:   212-457-8010

Signature, Place, and Date of Signing:


/s/ Brian Jackelow                          New York, NY       February 14, 2008
------------------------------------   ---------------------   -----------------
(Signature)                                (City, State)             (Date)

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        27

Form 13F Information Table Value Total:   455,091 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----

 1    28-06341               SAB Capital Advisors, L.L.C.

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                           FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2      COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ----------------- --------- -------- ------------------ ---------- -------- ---------------------
                                  TITLE OF                 VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
       NAME OF ISSUER              CLASS         CUSIP    (X1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
       --------------        ----------------- --------- -------  --------- --- ---- ---------- -------- --------- ------ ----
ALTERNATIVE ASSET MGMT ACQU         COM        02149U101    6,863   750,000 SH       DEFINED           1   750,000      0    0
AMERICAN APPAREL INC                COM        023850100   27,507 1,833,775 SH       DEFINED           1 1,833,775      0    0
AMERICAN APPAREL INC         *W EXP 12/14/2009 023850118   14,378 1,597,500 SH       DEFINED           1 1,597,500      0    0
ASSURED GUARANTY LTD                COM        G0585R106   14,730   555,000 SH       DEFINED           1   555,000      0    0
BELO CORP                        COM SER A     080555105   61,359 3,518,319 SH       DEFINED           1 3,518,319      0    0
CALGON CARBON CORP                  COM        129603106    9,829   618,541 SH       DEFINED           1   618,541      0    0
CAPITOL ACQUISITION CORP DEL        COM        14055E104    4,050   450,000 SH       DEFINED           1   450,000      0    0
CARE INVESTMENT TRUST INC           COM        141657106   31,683 2,950,000 SH       DEFINED           1 2,950,000      0    0
CHART INDS INC                 COM PAR $0.01   16115Q308   23,921   774,130 SH       DEFINED           1   774,130      0    0
COMMSCOPE INC                       COM        203372107    7,160   145,500 SH       DEFINED           1   145,500      0    0
DAVITA INC                          COM        23918K108   18,111   321,400 SH       DEFINED           1   321,400      0    0
HEALTH NET INC                      COM        42222G108   14,160   293,178 SH       DEFINED           1   293,178      0    0
LCA-VISION INC                COM PAR $0.001   501803308    6,191   310,000 SH       DEFINED           1   310,000      0    0
LIBERTY ACQUISITION HLDGS CO  UNIT 99/99/9999  53015Y206   28,917 2,999,998 SH       DEFINED           1 2,999,998      0    0
MARATHON ACQUISITION CORP           COM        565756103    5,719   735,112 SH       DEFINED           1   735,112      0    0
NEWSTAR FINANCIAL INC               COM        65251F105   11,253 1,373,565 SH       DEFINED           1 1,373,565      0    0
PFSWEB INC                          COM        717098107      459   367,000 SH       DEFINED           1   367,000      0    0
PHARMERICA CORP                     COM        71714F104   34,315 2,472,241 SH       DEFINED           1 2,472,241      0    0
PZENA INVESTMENT MGMT INC         CLASS A      74731Q103      684    60,000 SH       DEFINED           1    60,000      0    0
TRIPLECROWN ACQUISITION CORP        COM        89677G109   16,452 1,800,000 SH       DEFINED           1 1,800,000      0    0
TRIPLECROWN ACQUISITION CORP  UNIT 07/12/2012  89677G208   12,120 1,200,000 SH       DEFINED           1 1,200,000      0    0
TRIPLE-S MGMT CORP                 CL B        896749108   26,860 1,329,021 SH       DEFINED           1 1,329,021      0    0
TRUE RELIGION APPAREL INC           COM        89784N104    6,368     9,000 SH  CALL DEFINED           1     9,000      0    0
TRUE RELIGION APPAREL INC           COM        89784N104   30,758 1,440,647 SH       DEFINED           1 1,440,647      0    0
VICTORY ACQUISITION CORP            COM        92644D100    7,268   750,000 SH       DEFINED           1   750,000      0    0
WILLBROS GROUP INC                  COM        969199108   23,566   615,473 SH       DEFINED           1   615,473      0    0
XINYUAN REAL ESTATE CO LTD       SPONS ADR     98417P105   10,414   731,800 SH       DEFINED           1   731,800      0    0